Investment Objectives and Goals	Dec. 31, 2025
AZL Balanced Index Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
AZL MVP Balanced Index Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
AZL MVP Growth Index Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
AZL MVP Moderate Index Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
AZL DFA Multi-Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
AZL MVP Global Balanced Index Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
AZL MVP DFA Multi-Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.